Financial Statement Components - Property and Equipment Capitalized Under Capital Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment capitalized under capital lease obligations	$ 926	$ 579
Less: accumulated depreciation and amortization	(219)	(71)
Total	707	508
Computer hardware and software
Property, Plant and Equipment [Line Items]
Total property and equipment capitalized under capital lease obligations	88	88
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment capitalized under capital lease obligations	$ 838	$ 491